Accrued Officer and Director Compensation - Schedule of Accrued Officer and Director Compensation (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total	$ 59,803	$ 39,803
Board of Directors Service Agreement [Member]
Total	$ 59,803	$ 39,803